Note 19 - Regulatory Matters (Details) - Actual Capital Amounts and Ratios - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Actual Capital Amounts and Ratios [Abstract]
Total capital (to risk weighted assets) actual amount	$ 53,545	$ 51,780
Total capital (to risk weighted assets) actual ratio	15.80%	16.11%
Total capital (to risk weighted assets) minimum amount for capital adequacy purposes	$ 27,105	$ 25,713
Total capital (to risk weighted assets) minimum ratio for capital adequacy purposes	8.00%	8.00%
Total capital (to risk weighted assets) minimum amount to be well capitalized under prompt corrective action provisions	$ 33,881	$ 32,141
Total capital (to risk weighted assets) minimum ratio to be well capitalized under prompt corrective action provisions	10.00%	10.00%
Tier I capital (to risk weighted assets) actual amount	$ 49,302	$ 47,751
Tier I capital (to risk weighted assets) actual ratio	14.55%	14.86%
Tier I capital (to risk weighted assets) minimum amount for capital adequacy purposes
Tier I capital (to risk weighted assets) minimum amount to be well capitalized under prompt corrective action provisions	$ 20,329	$ 19,285
Tier I capital (to risk weighted assets) minimum ratio to be well capitalized under prompt corrective action provisions	6.00%	6.00%
Tier I capital (to adjusted total assets) actual amount	$ 49,302	$ 47,751
Tier I capital (to adjusted total assets) actual ratio	10.59%	10.89%
Tier I capital (to adjusted total assets) minimum amount for capital adequacy purposes	$ 18,624	$ 17,534
Tier I capital (to adjusted total assets) minimum ratio for capital adequacy purposes	4.00%	4.00%
Tier I capital (to adjusted total assets) minimum amount to be well capitalized under prompt corrective action provisions	$ 23,280	$ 21,917
Tier I capital (to adjusted total assets) minimum ratio to be well capitalized under prompt corrective action provisions	5.00%	5.00%
Tangible capital (to adjusted total assets) actual amount	$ 49,302	$ 47,751
Tangible capital (to adjusted total assets) actual ratio	10.59%	10.89%
Tangible capital (to adjusted total assets) minimum amount for capital adequacy purposes	$ 6,984	$ 6,575
Tangible capital (to adjusted total assets) minimum ratio for capital adequacy purposes	1.50%	1.50%
Tangible capital (to adjusted total assets) minimum amount to be well capitalized under prompt corrective action provisions